Average Annual Total Returns - SFT Real Estate Securities Fund	May 01, 2021
FtseNareitEquityReitsIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	(8.00%)
5 Years	4.77%
10 Years	8.31%
Class 2
Average Annual Return:
1 Year	(2.83%)
5 Years	4.72%
10 Years	8.04%
Class 1
Average Annual Return:
1 Year	(2.59%)
5 Years	4.98%
10 Years	8.31%
Inception Date	Feb. 11, 2008